INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment property [abstract]
Dispositions	$ (23,204)	$ (6,538)
Rental income from investment property	5,800	6,900
Direct operating expense from investment property	4,100	4,800
BSREP IV Deconsolidation, Investment Property [Member]	0	(24,862)
India REIT Deconsolidation	(3,613)	0
Acquisitions through business combinations, investment property	361	11
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Investment properties	85,613	103,665	$ 124,152
Additions other than through business combinations, investment property	6,749	13,228
Additions from acquisitions and business combinations, investment property	(7,100)	13,200
Transitional and Development [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Investment properties	5,494	6,384
Core plus
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Investment properties	10,103	9,035
Opportunistic
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Investment properties	$ 3,578	$ 6,076